UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

200A Executive Drive Edgewood, New York	11717
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 200A Executive Drive	Edgewood, NY 11717
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end:      December 31

Date of reporting period:    September 30, 2013

Item 1.  Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 97.14%
CLOSED-END FUNDS - 71.54%
CONVERTIBLE SECURITIES - 0.93%
AllianzGI Equity & Convertible Income Fund	54,135	$1,005,287
Putnam High Income Securities Fund	70,826	557,401
		1,562,688
CORE - 3.93%
Adams Express Company (The)	131,007	1,623,177
Advent/Claymore Enhanced Growth & Income Fund	51,337	502,076
Cohen & Steers Dividend Majors Fund, Inc.	59,354	810,776
First Trust Active Dividend Income Fund	4,800	40,128
General American Investors Company, Inc.	47,342	1,616,256
Guggenheim Equal Weight Enhanced Equity Income Fund	50,286	874,474
Tri-Continental Corporation	44,367	812,803
Zweig Fund, Inc. (The)	25,294	341,469
		6,621,159

CORPORATE DEBT INVESTMENT GRADE-RATED (LEVERAGED) - 0.11%
John Hancock Income Securities Trust	775	10,943
Western Asset Premier Bond Fund	12,000	169,800
		180,743

CORPORATE DEBT INVESTMENT GRADE-RATED - 1.82%
BlackRock Credit Allocation Income Trust	12,613	164,474
Cutwater Select Income Fund	16,222	288,596
Federated Enhanced Treasury Income Fund	30,093	386,996
Invesco Van Kampen Bond Fund	22,554	395,597
MFS Intermediate Income Trust	111,252	590,748
Morgan Stanley Income Securities Inc.	28,546	474,720
Transamerica Income Shares, Inc.	24,279	495,534
Western Asset Income Fund	21,355	271,422
		3,068,087
DEVELOPED MARKET - 1.48%
Aberdeen Israel Fund, Inc.	8,293	127,546
Morgan Stanley Asia-Pacific Fund, Inc.	8,253	138,155
New Germany Fund, Inc. (The)	15,600	321,204
New Ireland Fund, Inc. (The) *	30,513	359,443
Singapore Fund, Inc. (The)	31,596	411,696
Swiss Helvetia Fund, Inc. (The)	79,663	1,132,808
		2,490,852
EMERGING MARKETS - 5.35%
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	3,062	59,587
Central Europe and Russia Fund, Inc. (The)	7,030	227,913
First Trust/Aberdeen Emerging Opportunity Fund	7,200	137,304
India Fund, Inc. (The)	223,827	4,286,287
Latin American Discovery Fund, Inc. (The)	4,192	58,143
Morgan Stanley Eastern Europe Fund, Inc.	4,900	91,238
Morgan Stanley India Investment Fund, Inc. *	153,157	2,308,076
Templeton Dragon Fund, Inc.	24,184	629,510
Templeton Russia and East European Fund, Inc.	34,665	508,189
Turkish Investment Fund, Inc. (The)	46,309	696,487
		9,002,734

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
EMERGING MARKETS DEBT - 0.50%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	54,806	$772,765
Western Asset Emerging Markets Income Fund Inc.	5,400	67,716
		840,481
FLEXIBLE INCOME - 0.35%
MFS Charter Income Trust	40,028	358,251
Putnam Premier Income Trust	43,279	227,648
		585,899
GENERAL & INSURED LEVERAGED - 5.94%
Eaton Vance Municipal Bond Fund II	4,729	52,965
Eaton Vance National Municipal Opportunities Trust	20,775	390,362
Invesco Advantage Municipal Income Trust II	10,400	111,384
Invesco Municipal Opportunity Trust	103,200	1,215,696
Invesco Quality Municipal Income Trust	32,594	376,787
Invesco Value Municipal Income Trust	0	6
MFS Investment Grade Municipal Trust	34,606	301,072
Nuveen Dividend Advantage Municipal Fund 2	98,151	1,273,018
Nuveen Dividend Advantage Municipal Fund 3	150,153	1,906,943
Nuveen Dividend Advantage Municipal Income Fund	44,915	569,971
Nuveen Municipal Advantage Fund, Inc.	47,415	593,162
Nuveen Municipal Market Opportunity Fund, Inc.	24,518	300,591
Nuveen Quality Income Municipal Fund, Inc.	103,428	1,304,227
Nuveen Select Quality Municipal Fund, Inc.	101,050	1,283,335
Putnam Municipal Opportunities Trust	7,793	85,177
Invesco Municipal Trust	16,200	189,540
Western Asset Municipal Partners Fund Inc.	2,414	33,386
		9,987,622
GENERAL BOND - 0.13%
Nuveen Build America Bond Opportunity Fund	11,936	221,293

GLOBAL - 10.13%
Alpine Global Dynamic Dividend Fund	427,311	2,034,000
Alpine Total Dynamic Dividend Fund	1,954,895	7,858,678
BlackRock S&P Quality Rankings Global Equity Managed Trust	2,409	30,040
Calamos Global Dynamic Income Fund	147,826	1,257,999
Clough Global Allocation Fund	36,100	549,442
Delaware Enhanced Global Dividend and Income Fund	170,697	2,031,294
Gabelli Global Utility & Income Trust (The)	14,050	275,942
GDL Fund (The)	10,268	115,823
John Hancock Tax-Advantaged Dividend Income Fund	4,350	50,112
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	5,600	87,360
Nuveen Global Value Opportunities Fund	67,127	871,980
Virtus Total Return Fund	137,739	541,314
Wells Fargo Advantage Global Dividend Opportunity Fund	185,994	1,344,737
		17,048,721
GLOBAL INCOME - 0.94%
Aberdeen Global Income Fund, Inc.	18,161	196,684
Nuveen Multi-Currency Short-Term Government Income Fund	132,055	1,383,936
		1,580,620

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
HIGH CURRENT YIELD (LEVERAGED) - 2.42%
BlackRock Corporate High Yield Fund, Inc.	1,700	$12,223
BlackRock Corporate High Yield Fund V, Inc.	122,161	1,480,591
BlackRock High Income Shares	9,944	20,684
BlackRock High Yield Trust	8,644	59,644
BlackRock Strategic Bond Trust	3,500	45,325
DWS High Income Opportunities Fund, Inc.	69,416	982,236
DWS High Income Trust	10,464	94,699
First Trust Strategic High Income Fund II	18,632	296,435
Franklin Universal Trust	1,970	13,495
Helios Advantage Income Fund, Inc.	900	7,686
Helios Multi-Sector High Income Fund, Inc.	3,000	17,430
Invesco High Income Trust II	645	10,268
MFS Intermediate High Income Fund	34,619	95,895
Neuberger Berman High Yield Strategies Fund Inc.	71,040	927,782
		4,064,393
HIGH YIELD - 0.57%
First Trust High Income Long/Short Fund	29,748	521,780
Western Asset High Income Opportunity Fund Inc.	40,489	241,719
Western Asset Managed High Income Fund Inc.	35,964	204,635
		968,134
HIGH YIELD MUNICIPAL DEBT - 0.40%
MFS High Income Municipal Trust	90,705	420,871
MFS High Yield Municipal Trust	38,927	161,158
Western Asset Municipal High Income Fund Inc.	12,822	87,190
		669,219
INCOME & PREFERRED STOCK - 4.10%
Calamos Strategic Total Return Fund	214,057	2,140,570
Dividend & Income Fund	7,200	103,392
John Hancock Premium Dividend Fund	98,487	1,178,889
LMP Capital and Income Fund Inc.	20,000	297,400
Nuveen Quality Preferred Income Fund 2	11,700	88,452
Nuveen Quality Preferred Income Fund 3	75,646	596,847
Zweig Total Return Fund, Inc. (The)	190,238	2,492,118
		6,897,668
OPTION ARBITRAGE/OPTIONS STRATEGIES - 8.45%
AllianzGI International & Premium Strategy Fund	92,945	981,499
BlackRock Enhanced Capital & Income Fund, Inc.	62,875	813,602
BlackRock Enhanced Equity Dividend Trust	53,016	398,680
BlackRock Global Opportunities Equity Trust	445,571	6,233,538
BlackRock International Growth and Income Trust	663,007	5,105,154
Columbia Seligman Premium Technology Growth Fund, Inc.	3,100	44,051
ING Asia Pacific High Dividend Equity Income Fund	47,600	638,316
		14,214,840
PACIFIC EX JAPAN - 4.45%
Aberdeen Indonesia Fund, Inc.	9,236	91,344
Asia Pacific Fund, Inc. (The) *	20,280	205,234
Asia Tigers Fund, Inc. (The)	1,000	11,600
China Fund, Inc. (The)	188,427	4,090,750
Greater China Fund, Inc. (The)	99,449	1,132,724
JF China Region Fund, Inc.	400	5,856
Morgan Stanley China A Share Fund, Inc.	16,800	371,280
Taiwan Fund, Inc. *	29,850	534,614
Thai Fund, Inc. (The)	52,183	1,036,876
		7,480,278
REAL ESTATE - 6.38%
Cohen & Steers Preferred Securities and Income Fund, Inc.	269,566	4,180,969
Cohen & Steers Quality Income Realty Fund, Inc.	169,143	1,652,527
Cohen & Steers Total Return Realty Fund, Inc.	10,600	131,440
CBRE Clarion Global Real Estate Income Fund	275,577	2,229,418
LMP Real Estate Income Fund Inc.	40,212	423,432
Neuberger Berman Real Estate Securities Income Fund Inc.	337,843	1,523,672
Nuveen Diversified Dividend and Income Fund	10,368	115,914
RMR Asia Pacific Real Estate Fund	27,205	472,822
		10,730,194

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
SECTOR EQUITY - 12.34%
BlackRock EcoSolutions Investment Trust	66,828	$521,258
BlackRock Energy and Resources Trust	175,880	4,539,463
BlackRock Real Asset Equity Trust	294,815	2,647,439
BlackRock Resources & Commodities Strategy Trust	77,278	894,879
BlackRock Utility and Infrastructure Trust	60,927	1,063,176
Cohen & Steers Infrastructure Fund, Inc.	24,085	475,438
Duff & Phelps Global Utility Income Fund Inc.	105,420	1,972,408
Gabelli Healthcare & WellnessRx Trust (The)	8,888	88,524
ING Risk Managed Natural Resources Fund	13,005	130,310
Nuveen Energy MLP Total Return Fund	31,500	589,365
Petroleum & Resources Corporation	73,839	1,998,083
Reaves Utility Income Fund	232,512	5,829,076
		20,749,419
U.S. MORTGAGE - 0.41%
First Trust Mortgage Income Fund	44,401	683,331
Nuveen Mortgage Opportunity Term Fund 2	176	4,226
		687,557
UTILITY - 0.06%
Brookfield Global Listed Infrastructure Income Fund Inc.	4,700	95,504

VALUE - 0.35%
John Hancock Tax-Advantaged Dividend Income Fund	33,687	586,154

TOTAL CLOSED-END FUNDS		120,334,259

COMMODITY POOL - 0.39%
Nuveen Diversified Commodity Fund	39,470	653,229

CONSUMER DISCRETIONARY - 2.19%
Comcast Corporation - Class A	24,358	1,099,764
DIRECTV *	4,000	239,000
Ford Motor Company	25,000	421,750
Home Depot, Inc. (The)	9,000	682,650
Johnson Controls, Inc.	7,000	290,500
Macy's, Inc.	2,000	86,540
Time Warner Cable Inc.	2,000	223,200
Walt Disney Company (The)	10,000	644,900
		3,688,304
CONSUMER STAPLES - 1.64%
Archer-Daniels-Midland Company	4,000	147,360
Kellogg Company	2,000	117,460
Kroger Co. (The)	4,000	161,360
Walgreen Co.	9,000	484,200
Wal-Mart Stores, Inc.	25,000	1,849,000
		2,759,380

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
ENERGY - 1.92%
Anadarko Petroleum Corporation	4,000	$371,960
ConocoPhillips	8,000	556,080
Devon Energy Corporation	3,000	173,280
EOG Resources, Inc.	2,000	338,560
Exxon Mobil Corporation	10,000	860,400
Hess Corporation	2,000	154,680
Marathon Oil Corporation	2,000	69,760
Schlumberger Limited	8,000	706,880
		3,231,600
EXCHANGE-TRADED FUNDS - 8.02%
iShares Core S&P 500 ETF	40,000	6,756,000
SPDR S&P 500 ETF	40,000	6,724,000
		13,480,000
FINANCIALS - 2.77%
Allstate Corporation (The)	3,000	151,650
American International Group, Inc.	8,000	389,040
Bank of America Corporation	15,000	207,000
Bank of New York Mellon Corporation (The)	6,000	181,140
BB&T Corporation	5,000	168,750
Capital One Financial Corporation	3,000	206,220
Citigroup, Inc.	19,000	921,690
Goldman Sachs Group, Inc. (The)	3,000	474,630
JPMorgan Chase & Co.	20,000	1,033,800
Marsh & McLennan Companies, Inc.	4,000	174,200
MetLife, Inc.	9,000	422,550
Prudential Financial, Inc.	3,000	233,940
State Street Corporation	1,500	98,625
		4,663,235
HEALTH CARE - 2.03%
Abbott Laboratories	13,000	431,470
AbbVie Inc.	3,000	134,190
Allergan, Inc.	2,500	226,125
Boston Scientific Corporation *	2,000	23,480
Cardinal Health, Inc.	4,000	208,600
Eli Lilly & Company	6,000	301,980
Johnson & Johnson	16,000	1,387,040
Medtronic, Inc.	6,000	319,500
Wellpoint, Inc.	4,500	376,245
		3,408,630
INDUSTRIALS - 1.81%
Deere & Company	3,000	244,170
General Dynamics Corporation	3,000	262,560
General Electric Company	90,000	2,150,100
Lockheed Martin Corporation	3,000	382,650
		3,039,480

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Concluded)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 3.38%
Cisco Systems, Inc.	40,000	$936,800
Corning, Inc.	9,000	131,310
EMC Corporation	15,000	383,400
Hewlett-Packard Company	12,400	260,152
Intel Corporation	20,000	458,400
International Business Machines Corporation	8,500	1,574,030
Microsoft Corporation	22,000	732,820
QUALCOMM Incorporated	14,500	976,720
Yahoo! Inc. *	7,000	232,120
		5,685,752
MATERIALS - 0.24%
Dow Chemical Company (The)	10,500	403,200

TELECOMMUNICATION SERVICES - 1.09%
AT&T, Inc.	32,000	1,082,240
Verizon Communications, Inc.	16,000	746,560
		1,828,800
UTILITIES - 0.12%
Exelon Corporation	7,000	207,480

TOTAL EQUITY SECURITIES (cost - $165,016,240)		163,383,349

SHORT-TERM INVESTMENTS - 5.34%
MONEY MARKET FUNDS - 5.34%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $8,982,826)	8,982,826	8,982,826

TOTAL INVESTMENTS - 102.48% (cost - $173,999,066)		172,366,175

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.48)%		(4,166,330)

NET ASSETS - 100.00%		$168,199,845

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2013.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (UNUAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2013:

Cost of portfolio investments	$174,082,679
Gross unrealized appreciation	$4,275,121
Gross unrealized depreciation	(5,991,625)
Net unrealized appreciation	$(1,716,504)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles.   These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$163,383,349	$-
Short-Term Investments	8,982,826	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$172,366,175	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of  the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2013, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2013.

The disclosures for the Fund's fiscal year beginning January 1, 2013 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount. Management has evaluated the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the nine months ended September 30, 2013, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 6, 2013 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report. This information is also available on the Fund’s website at www.cornerstoneprogressivereturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 25, 2013

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 25, 2013

* Print the name and title of each signing officer under his or her signature.